NATURE OF BUSINESS (Details)	1 Months Ended
Jan. 31, 2018 EUR (€) shares
NATURE OF BUSINESS
Shares issued (in shares) | shares	1
Payments to create subsidiary | €	€ 1
Ocugen Limited
NATURE OF BUSINESS
Percentage of ownership interest	100.00%